Fair Value Disclosures (Tables)	12 Months Ended
Dec. 31, 2016
Fair Value Disclosures [Abstract]
Schedule of Assets and Liabilities Measured at Fair Value
The following tables present fair value information for assets and liabilities measured at fair value on a recurring basis.

December 31, 2016	Total	Level 1	Level 2	Level 3
	(Dollars in millions)
Assets:
Trading securities	$748	$324	$424	$—
AFS securities:
U.S. Treasury	2,587	—	2,587	—
GSE	180	—	180	—
Agency MBS	21,264	—	21,264	—
States and political subdivisions	2,205	—	2,205	—
Non-agency MBS	679	—	172	507
Other	11	8	3	—
LHFS	1,716	—	1,716	—
MSRs	1,052	—	—	1,052
Derivative assets:
Interest rate contracts	814	—	807	7
Foreign exchange contracts	8	—	8	—
Private equity investments	362	—	—	362
Total assets	$31,626	$332	$29,366	$1,928

Liabilities:
Derivative liabilities:
Interest rate contracts	$998	$—	$978	$20
Foreign exchange contracts	5	—	5	—
Securities sold short	137	—	137	—
Total liabilities	$1,140	$—	$1,120	$20

December 31, 2015	Total	Level 1	Level 2	Level 3
	(Dollars in millions)
Assets:
Trading securities	$1,180	$311	$869	$—
AFS securities:
U.S. Treasury	1,832	—	1,832	—
GSE	51	—	51	—
Agency MBS	20,046	—	20,046	—
States and political subdivisions	2,375	—	2,375	—
Non-agency MBS	989	—	363	626
Other	4	4	—	—
LHFS	1,035	—	1,035	—
MSRs	880	—	—	880
Derivative assets:
Interest rate contracts	964	—	956	8
Foreign exchange contracts	6	—	6	—
Private equity investments	289	—	—	289
Total assets	$29,651	$315	$27,533	$1,803

Liabilities:
Derivative liabilities:
Interest rate contracts	$788	$—	$784	$4
Foreign exchange contracts	4	—	4	—
Securities sold short	147	—	147	—
Total liabilities	$939	$—	$935	$4

Roll Forward of Level 3 Assets and Liabilities
The following tables summarize activity for Level 3 assets and liabilities:

Year Ended December 31, 2016	Non-agency MBS	MSRs	Net Derivatives	Private Equity Investments
	(Dollars in millions)
Balance at January 1, 2016	$626	$880	$4	$289
Total realized and unrealized gains (losses):
Included in earnings:
Interest income	25	—	—	—
Mortgage banking income	—	63	97	—
Other noninterest income	—	—	—	20
Included in unrealized net holding gains (losses) in OCI	(45)	—	—	—
Purchases	—	—	—	106
Issuances	—	146	82	—
Sales	—	—	—	(38)
Settlements	(99)	(160)	(196)	(15)
Adoption of fair value option for commercial MSRs	—	123	—	—
Balance at December 31, 2016	$507	$1,052	$(13)	$362

Change in unrealized gains (losses) included in earnings for the period, attributable to assets and liabilities still held at December 31, 2016	$25	$63	$(13)	$7

Year Ended December 31, 2015	Non-agency MBS	MSRs	Net Derivatives	Private Equity Investments
	(Dollars in millions)
Balance at January 1, 2015	$745	$844	$17	$329
Total realized and unrealized gains (losses):
Included in earnings:
Interest income	23	—	—	—
Mortgage banking income	—	10	87	—
Other noninterest income	—	—	(6)	49
Included in unrealized net holding gains (losses) in OCI	(45)	—	—	—
Purchases	—	—	1	81
Issuances	—	156	74	—
Sales	—	—	—	(154)
Settlements	(97)	(130)	(169)	(16)
Balance at December 31, 2015	$626	$880	$4	$289

Change in unrealized gains (losses) included in earnings for the period, attributable to assets and liabilities still held at December 31, 2015	$23	$10	$4	$(2)

Year Ended December 31, 2014	Non-agency MBS	MSRs	Net Derivatives	Private Equity Investments
	(Dollars in millions)
Balance at January 1, 2014	$861	$1,047	$(11)	$291
Total realized and unrealized gains (losses):
Included in earnings:
Interest income	33	—	—	—
Mortgage banking income	—	(221)	94	—
Other noninterest income	—	—	(2)	27
Included in unrealized holding gains (losses) in OCI	(38)	—	—	—
Purchases	—	—	—	67
Issuances	—	141	75	—
Sales	—	—	—	(50)
Settlements	(111)	(123)	(139)	(7)
Transfers into Level 3	—	—	—	1
Balance at December 31, 2014	$745	$844	$17	$329

Change in unrealized gains (losses) included in earnings for the period, attributable to assets and liabilities still held at December 31, 2014	$33	$(221)	$17	$15

Fair Value and UPB of LHFS
The following table details the fair value and UPB of LHFS that were elected to be carried at fair value:

	December 31, 2016			December 31, 2015
	Fair Value	Aggregate UPB	Difference	Fair Value	Aggregate UPB	Difference
	(Dollars in millions)
LHFS reported at fair value	$1,716	$1,736	$(20)	$1,035	$1,023	$12

Financial Assets Measured at Fair Value on Nonrecurring Basis
The following table provides information about certain financial assets measured at fair value on a nonrecurring basis, which are primarily collateral dependent and may be subject to liquidity adjustments. The carrying values represent end of period values, which approximate the fair value measurements that occurred on the various measurement dates throughout the period. The valuation adjustments represent the amounts recorded during the period regardless of whether the asset is still held at period end. These assets are considered to be Level 3 assets (excludes PCI).

	As Of / For the Year Ended
	December 31, 2016		December 31, 2015
	Carrying Value	Valuation Adjustments	Carrying Value	Valuation Adjustments
	(Dollars in millions)
Impaired loans	$278	$(89)	$149	$(30)
Foreclosed real estate	50	(221)	82	(190)

Carrying Amounts and Fair Values of Financial Assets and Liabilities Not Recorded at Fair Value
Financial assets and liabilities not recorded at fair value are summarized below:

December 31, 2016	Carrying Amount	Total Fair Value	Level 2	Level 3
	(Dollars in millions)
Financial assets:
HTM securities	$16,680	$16,546	$16,546	$—
Loans and leases HFI, net of ALLL	141,833	142,044	—	142,044

Financial liabilities:
Deposits	160,234	160,403	160,403	—
Long-term debt	21,965	22,423	22,423	—

December 31, 2015	Carrying Amount	Total Fair Value	Level 2	Level 3
	(Dollars in millions)
Financial assets:
HTM securities	$18,530	$18,519	$18,519	$—
Loans and leases HFI, net of ALLL	134,491	134,728	—	134,728
FDIC loss share receivable	285	11	—	11

Financial liabilities:
Deposits	149,124	149,300	149,300	—
FDIC loss share payable	685	676	—	676
Long-term debt	23,769	24,206	24,206	—

Selected Information Pertaining to Off Balance-Sheet Financial Instruments
The following is a summary of selected information pertaining to off-balance sheet financial instruments:

	December 31, 2016		December 31, 2015
	Notional/Contract Amount	Fair Value	Notional/Contract Amount	Fair Value
	(Dollars in millions)
Commitments to extend, originate or purchase credit	$64,395	$250	$59,019	$253
Residential mortgage loans sold with recourse	578	7	702	8
Other loans sold with recourse	4,240	7	4,198	7
Letters of credit	2,786	27	3,033	27